Operating Segments and Geographic Information - Schedule of Revenue by Geographic Area (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 302,871	$ 263,518	$ 228,294
United States, country of domicile
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	144,776	125,682	105,774
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	31,649	28,422	26,199
All other international
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 126,446	$ 109,414	$ 96,321